Segment information	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Segment Information
Segment information
Our operating segments are based on the geographical location of our Regional Sales Offices (“RSOs”) and also include our Central Services Organization (“CSO”). CSO is our central services organization that wholesales our products and services to our RSOs who, in turn, interface with our end-customers, distributors and dealers. CSO is also responsible for the development of our hardware and software platforms and provides common marketing, product management, technical and distribution support to each of our other operating segments.

The chief operating decision maker (“CODM”) reviews the segment results on an integral margin basis as defined by management. The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified collectively as the executive committee and the Chief Executive Officer who make strategic decisions. In respect of revenue, this method of measurement entails reviewing the segmental results based on external revenue only. In respect of Adjusted EBITDA (the profit measure identified by the CODM), the margin generated by CSO, net of any unrealized intercompany profit, is allocated to the geographic region where the external revenue is recorded by our RSOs. The costs remaining in CSO relate mainly to research and development of hardware and software platforms, common marketing, product management and technical and distribution support to each of the RSOs. CSO is a reportable segment of the Group because it produces discrete financial information which is reviewed by the CODM and has the ability to generate external revenues.

Each RSO’s results therefore reflect the external revenue earned, as well as the Adjusted EBITDA earned (or loss incurred) by each operating segment before the remaining CSO and corporate costs allocations. Segment assets are not disclosed as segment information is not reviewed on such a basis by the CODM.

The Group’s CODM assesses the performance of the operating segments based on Adjusted EBITDA. Adjusted EBITDA is defined as the profit for the period before income taxes, net finance income/(costs) including foreign exchange gains/(losses), depreciation of property, plant and equipment including capitalized customer in-vehicle devices and right-of-use assets, amortization of intangible assets including capitalized in-house development costs and intangible assets identified as part of a business combination, share–based compensation costs, restructuring costs, profits/(losses) on the disposal or impairments of assets or subsidiaries, insurance reimbursements relating to impaired assets and certain litigation costs.

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2019 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	969,377	75,029	1,044,406	484,497
Europe	140,539	69,218	209,757	67,796
Americas	292,577	36,386	328,963	152,575
Middle East and Australasia	226,020	97,474	323,494	145,887
Brazil	63,987	4,421	68,408	27,598
Total Regional Sales Offices	1,692,500	282,528	1,975,028	878,353
Central Services Organization	745	90	835	(156,894)
Total Segment Results	1,693,245	282,618	1,975,863	721,459
Corporate and consolidation entries	—	—	—	(118,674)
Total	1,693,245	282,618	1,975,863	602,785

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2018 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	872,646	84,832	957,478	440,900
Europe	115,199	78,061	193,260	65,326
Americas	194,890	32,715	227,605	79,127
Middle East and Australasia	200,241	78,424	278,665	106,835
Brazil	50,735	3,695	54,430	16,747
Total Regional Sales Offices	1,433,711	277,727	1,711,438	708,935
Central Services Organization	904	140	1,044	(149,878)
Total Segment Results	1,434,615	277,867	1,712,482	559,057
Corporate and consolidation entries	—	—	—	(117,191)
Total	1,434,615	277,867	1,712,482	441,866

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2017 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	772,224	86,945	859,169	344,077
Europe	113,223	64,108	177,331	52,369
Americas	121,462	38,957	160,419	26,804
Middle East and Australasia	199,474	104,976	304,450	91,149
Brazil	32,653	5,158	37,811	9,394
Total Regional Sales Offices	1,239,036	300,144	1,539,180	523,793
Central Services Organization	878	—	878	(127,828)
Total Segment Results	1,239,914	300,144	1,540,058	395,965
Corporate and consolidation entries	—	—	—	(94,352)
Total	1,239,914	300,144	1,540,058	301,613

The revenue from external parties reported to the Group’s CODM is measured in a manner consistent with that in the income statement. There are no material non-cash items provided to the Group’s CODM other than disclosed in the reconciliation of profit for the year to Adjusted EBITDA below.

During fiscal 2019, impairments to capitalized product development costs of R0.9 million within the CSO segment was recognized in profit or loss. During fiscal 2018, impairments to capitalized product development costs of R2.3 million within the Africa segment and R0.4 million within the CSO segment were recognized in profit or loss. During fiscal 2017, impairments to capitalized product development costs of R2.6 million within the Africa segment and R0.5 million within the CSO segment were recognized in profit or loss. During fiscal 2017, the Brazil segment recognized a reversal of impairment in respect of in-vehicle devices of R0.8 million in profit or loss.
Operating segments are reported in a manner consistent with the internal reporting provided to the Group’s CODM.
A reconciliation of Adjusted EBITDA to profit for the year is disclosed below.

	March 31, 2019	March 31, 2018	March 31, 2017
	R’000	R’000	R’000

Reconciliation of Adjusted EBITDA to profit for the year
Adjusted EBITDA	602,785	441,866	301,613
Add:
Net profit on sale of property, plant and equipment and intangible assets	586	1,264	—
Reversal of impairment(1)	—	—	791
Decrease in restructuring cost provision	—	741	—
Less:
Depreciation(2)	(183,478)	(151,945)	(98,508)
Amortization(3)	(64,877)	(63,926)	(44,734)
Impairment(4)	(930)	(2,696)	(3,166)
Share-based compensation costs	(12,140)	(10,352)	(3,311)
Equity-settled share-based compensation costs	(12,140)	(9,000)	(2,247)
Cash-settled share-based compensation costs	—	(1,352)	(1,064)
Net loss on sale of property, plant and equipment and intangible assets	—	—	(262)
Increase in restructuring cost provision(5)	(3,034)	—	(14,561)
Operating profit	338,912	214,952	137,862
Add: Finance income/(costs) – net	1,386	(69)	10,391
Less: Taxation	(137,962)	(33,690)	(26,812)
Profit for the year	202,336	181,193	121,441

(1)	The reversal of impairment of R0.8 million in fiscal 2017 related to in-vehicle devices in the Brazil segment.

(2)
Includes depreciation of property, plant and equipment (including in-vehicle devices and right-of-use assets). The adoption of IFRS 16 during the year resulted in depreciation of right-of-use assets of R11.7 million being recorded in fiscal 2019.

(3)	Includes amortization of intangible assets (including capitalized in-house development costs and intangible assets identified as part of a business combination).

(4)
In fiscal 2019, asset impairments relate to the impairment of capitalized product development costs of R0.9 million in the CSO segment. In fiscal 2018, asset impairments related to the impairment of capitalized product development costs of R2.3 million in the Africa segment and R0.4 million in the CSO segment. In fiscal 2017, asset impairments related to the impairment of capitalized product development costs of R2.6 million in the Africa segment and R0.5 million in the CSO segment.

(5)	Restructuring costs incurred in fiscal 2019 are described in note 19.

Revenue generated by the South African-based operating segments of the Group (i.e. Central Services Organization and Africa, excluding East Africa) to its local and foreign-based customers amounted to R1,025.7 million (2018: R931.7 million, 2017: R836.2 million) for fiscal 2019, whereas revenue generated by the foreign-based segments of the Group (i.e. Europe, Americas, East Africa, Middle East, Brazil and Australasia) to its local and foreign-based customers amounted to R950.2 million (2018: R780.8 million, 2017: R703.9 million).
Total non-current assets other than financial instruments, capitalized commission assets and deferred tax assets located in South Africa is R685.8 million (2018: R615.9 million, 2017: R621.0 million), and the total of these non-current assets located in foreign countries is R325.7 million (2018: R260.8 million, 2017: R174.6 million). R257.8 million (2018: R208.5 million, 2017: R119.7 million) of these foreign non-current assets were located in Americas segment. These assets are allocated based on the physical location of the asset and are stated before any inter-company eliminations. The numbers above exclude assets classified as held for sale disclosed in note 6.